Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 29, 2015